Earnings per share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per share
11. Earnings per share
Basic profit/(loss) per share is calculated by dividing the profit/(loss) attributable for the year to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is based on dividing the loss
attributable for the year, adjusted for the effect of diluted ordinary shares, by ordinary share equivalents, which includes the weighted average number of ordinary shares outstanding and the effect of dilutive ordinary share equivalents.

	Year ended December 31,
	2022	2021	2020
Numerator – Basic earnings per share (£’000s):
(Loss)/profit attributable to equity holders of the parent	(34,196)	12,725	(163,628)

Denominator – Basic earnings per share:
Weighted average number of ordinary shares	603,196,403	527,818,648	338,953,141
(Loss)/profit per share – basic (£)	(0.06)	0.02	(0.48)

Numerator – Diluted earnings per share (£’000s):
(Loss)/profit attributable to equity holders of the parent	(34,196)	12,725	(163,628)
Effect of dilutive ordinary shares	—	(38,523)	—
Numerator – Diluted earnings per share	(34,196)	(25,798)	(163,628)

Denominator – Diluted earnings per share:
Number of ordinary shares used for basic earnings per share	603,196,403	527,818,648	338,953,141
Weighted average effect of dilutive ordinary shares	—	27,457,163	—
Weighted average number of diluted ordinary shares outstanding	603,196,403	555,275,811	338,953,141
Loss per share – diluted (£)	(0.06)	(0.05)	(0.48)
For the years ended December 31, 2022 and 2020, share options, convertible loan notes and warrants were anti-dilutive as they would have decreased the loss per share and were excluded from the calculation of diluted loss per share. Therefore, the weighted average shares outstanding used to calculate both the basic and diluted loss
per share was the same. For the year ended December 31, 2021, the effect of dilutive ordinary shares, net of the current year tax charge, is related to Company’s outstanding warrants.
Share options and convertible loan notes were anti-dilutive for the same year.